OTHER ASSETS (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
OTHER ASSETS
Related-party receivables (Note 29)		R$ 268,246,000	R$ 434,229,000
Sale of real estate and other receivables		157,352,000	141,480,000
Advances to employees and suppliers		133,615,000	120,914,000
Surplus from post-employment benefit plans (Note 31)	[1]	74,048,000	4,161,000
Subscription bonus	[2]	0	56,409,000
Subletting of assets and other amounts to be realized		50,369,000	56,316,000
Total		683,630,000	813,509,000
Current		539,339,000	487,201,000
Non-current		144,291,000	R$ 326,308,000
Joint ventures [member]
OTHER ASSETS
Bonus subscription exercise (FiBrasil)		57,001,000
Joint ventures [member] | Joint control
OTHER ASSETS
Distribution of PBS - A surplus		69,015
Bonus subscription exercise (FiBrasil)		R$ 57,001,000

[1]	On December 31, 2023 includes the amount of R$69,015 referring to the distribution of the PBS-A surplus.
[2]	On December 31, 2023, the Company exercised the right to subscribe to the bonus, transferring the interest adjusted amount of R$57,001 to investments and maintaining its equity interest (Note 12.b), pursuant to the contractual conditions of the FiBrasil Transaction in 2021.